Bow River Capital Evergreen Fund

Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Investment Strategy	Value
Private Investments - 84.9%
Direct Investments - 40.2%
Credit - 5.3%
AP DSB Co-Invest II, LP1,2,4	Private Credit Direct Investment	3,082
CL-EA Co-Investment Opportunities I, LP, 10.86% (SOFR1M + 6.50%), 12/31/2029, principal $3,000,000[1,2,5]	Private Credit Direct Investment	5,552,431
Corsair Blade IV (Luxembourg) S.a.r.l., 8.48% (EurlBOR3M + 5.75%, principal EUR 466,007) and 10.45% (SONIA + 5.75%, principal GBP 1,944,900), 4/22/2031[1,3]	Private Credit Direct Investment	4,174,106
Digital Alpha Solutions Fund, LP, 14.86% (SOFR3M + 9.50% PIK + CSA)[1,2]	Private Credit Direct Investment	4,509,542
Eagle Point SRT Co-Invest I, LP1,3,5,6	Private Credit Direct Investment	6,470,649
Palmer Square Loan Funding 2021-3, Ltd.[1]	Private Credit Direct Investment	1,200,054
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 5,208,720[1,2]	Private Credit Direct Investment	5,392,608
Pathstone Family Office, LLC, 9.46% (SOFR1M + 5.00% + CSA), 5/19/2029, principal $3,000,000[1,3]	Private Credit Direct Investment	2,788,733
Polaris Newco, 13.51% (SOFR3M + 9.00%, 1.00% Floor), 6/3/2029, principal $2,098,400[1,3]	Private Credit Direct Investment	2,069,547
Sand Trust Series 21-1A - Class SUB, 10/15/2034[1,2]	Private Credit Direct Investment	720,800
VCPF III Co-Invest 1-A, LP1,2	Private Credit Direct Investment	2,577,219
		35,458,771

Equity - 34.9%
ACP Hyperdrive Co-Invest, LLC[1,2,4]	Private Equity Direct Investment	2,414,533
Alpine Investors Iceman CV[-A], LP1,2,4	Private Equity Direct Investment	8,981,069
AP DSB Co-Invest II, LP1,2,4	Private Equity Direct Investment	4,183,055
Biloxi Co-Investment Partners, LP1,2,4	Private Equity Direct Investment	2,470,784
Butterfly Nourish Co-Invest, LP1,2,4	Private Equity Direct Investment	7,673,032
BW Colson Co-Invest Feeder (Cayman), LP1,2,4	Private Equity Direct Investment	5,703,935
BW Phoenix Co-Invest, LP1,2,4	Private Equity Direct Investment	7,134,400
Carlyle Riser Co-Investment, LP1,2,4	Private Equity Direct Investment	4,932,454
Constellation 2022, LP1,2,4	Private Equity Direct Investment	3,418,997
Corsair Amore Investors, LP1,2,4	Private Equity Direct Investment	5,058,261
Coyote 2021, LP1,2,4	Private Equity Direct Investment	7,265,844
DSG Group Holdings, LP1,3,4	Private Equity Direct Investment	8,599,625
Enak Aggregator, LP1,2,4	Private Equity Direct Investment	3,503,379
Falcon Co-Investment Partners, LP1,2,4	Private Equity Direct Investment	2,965,742
Hg Vega Co-Invest, LP1,2,4	Private Equity Direct Investment	8,746,544
ISH Co-Investment Aggregator, LP1,2,4	Private Equity Direct Investment	2,423,643
IvyRehab Holdings, LLC[1,3,4,7]	Private Equity Direct Investment	9,634,073
KKR Game Changer Co-Invest, LP1,3,4	Private Equity Direct Investment	8,400,000
OceanSound Partners Co-Invest II, LP - Series B1,2,4,5	Private Equity Direct Investment	10,215,951
OceanSound Partners Co-Invest II, LP - Series E1,2,4	Private Equity Direct Investment	10,609,044
OceanSound SMX Continuation Fund, LP1,3,4	Private Equity Direct Investment	6,737,178
Onex OD Co-Invest, LP1,2,4	Private Equity Direct Investment	7,172,315
OSP Co-Invest II, LP1,2,4,5	Private Equity Direct Investment	5,889,069
Palms Co-Investment Partners, LP1,2,4	Private Equity Direct Investment	4,310,844
Project Stream Co-Invest Fund, LP1,2,4	Private Equity Direct Investment	1,630,003
PSC Tiger, LP1,2,4	Private Equity Direct Investment	5,311,077
SANCY SLP[1,2,4]	Private Equity Direct Investment	1,592,526
SCPCV-A, LP1,2,4	Private Equity Direct Investment	6,764,759
SEP Hamilton III Aggregator, LP1,2,4	Private Equity Direct Investment	5,478,358
SEP Skyhawk Fund III Aggregator, LP1,2,4	Private Equity Direct Investment	445,956
Silver Lake Strategic Investors VI, LP1,2,4	Private Equity Direct Investment	6,450,059
TCV Beat Co., LP1,2,4	Private Equity Direct Investment	6,916,012
TPG IX Evergreen Cl 1, LP1,2,4	Private Equity Direct Investment	10,430,228
Truelink Alpine, LP1,2,4	Private Equity Direct Investment	4,161,810

VCF Compass Co-Investor Holdings, LP1,2,4	Private Equity Direct Investment	5,999,861
Veregy Parent, LLC[1,3,4]	Private Equity Direct Investment	5,911,945
Vistage Equity Investors, LP1,2,4	Private Equity Direct Investment	7,550,780
WestCap Cerebral Co-Invest 2021, LLC[1,2,4]	Private Equity Direct Investment	18,501
WestCap LoanPal Co-Invest 2020, LLC[1,3,4]	Private Equity Direct Investment	2,629,414
Wildcat 21 Co-Invest Fund, LP1,2,4	Private Equity Direct Investment	3,771,189
WP Gateway Co-Invest, LP1,2,4	Private Equity Direct Investment	53,969
Yorkville Partners, LP1,3,4	Private Equity Direct Investment	10,000,000
		233,560,218
Total Direct Investments (Cost $200,489,170)		269,018,989

Primary Funds - 15.0%
Credit - 1.5%
Ashgrove Specialty Lending Fund I SCSp RAIF[1,2,4]	Private Credit Primary	1,165,275
Ashgrove Specialty Lending Fund II1,2,4	Private Credit Primary	226,971
Coller Credit Opportunities I - B, LP1,2	Private Credit Primary	3,889,608
Lynx EBO Fund I (A), LLC[1,2,4]	Private Credit Primary	64,568
Onex Structured Credit Opportunities International Fund I, LLC[1,2]	Private Credit Primary	1,620,756
TKO Fund[1,2,4]	Private Credit Primary	2,818,905
		9,786,083

Equity - 13.5%
Avista Capital Partners V, LP1,2,4	Private Equity Primary	5,523,578
Capital Dynamics Global Secondaries VI, LP1,3,4	Private Equity Primary	529,408
EnCap Energy Transition Fund 1-A, LP1,2,4	Private Equity Primary	1,303,688
Ethos Capital Investments, LP1,2,4	Private Equity Primary	3,617,677
FFL Capital Partners V, LP1,2,4	Private Equity Primary	7,268,228
Grain Spectrum Holdings III (Cayman), LP1,2,4	Private Equity Primary	3,744,919
Gridiron Capital Fund V, LP1,2,4	Private Equity Primary	3,158,027
ICG LP Secondaries Fund I, LP1,2,4	Private Equity Primary	1,551,188
OceanSound Partners Fund, LP1,2,4	Private Equity Primary	4,895,236
OceanSound Partners Fund II, LP1,3,4	Private Equity Primary	4,921,642
Overbay Fund XIV Offshore, LP1,2,4	Private Equity Primary	1,358,835
Sheridan Capital Partners Fund III, LP1,2,4	Private Equity Primary	3,553,651
SK Capital Partners VI-A, LP1,2,4	Private Equity Primary	7,520,665
Sumeru Equity Partners Fund III, LP1,2,4	Private Equity Primary	2,797,588
Sumeru Equity Partners Fund IV, LP1,2,4	Private Equity Primary	2,042,715
Truelink Capital Fund I-A, LP1,2,4	Private Equity Primary	6,117,599
Valeas Capital Partners Fund I, LP1,3,4	Private Equity Primary	9,841,741
WestCap Strategic Operator Fund II, LP1,2,4	Private Equity Primary	5,908,872
WestCap Strategic Operator U.S. Feeder Fund, LP1,3,4	Private Equity Primary	7,649,643
Whitehorse Liquidity Partners IV, LP1,2,4	Private Equity Primary	3,539,683
Whitehorse Liquidity Partners V, LP1,2,4	Private Equity Primary	3,899,972
		90,744,555
Total Primary Funds (Cost $67,403,764)		100,530,638

Private Investment Funds - 7.2%
PIMCO DSCO Fund II Offshore Feeder, LP1,2,4	Private Credit Primary	5,667,792
Post Limited Term High Yield Fund, LP1,2,4	Alternative Strategy Short Duration High Yield	6,791,177
RenaissanceRe Medici Fund, Ltd.[1,2,4]	Alternative Strategy Insurance Linked Securities	5,741,386
Ruffer Absolute Institutional, Ltd.[1,2,4]	Alternative Strategy Global Macro	6,705,823
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.[1,2,4]	Alternative Strategy Long/Short Carry Neutral	5,433,462
Voleon Composition International Fund[1,2,4]	Alternative Strategy Quant Market Neutral	11,136,990
Voloridge Fund, LP1,2,4	Alternative Strategy Quant Market Neutral	6,517,814
Total Private Investment Funds (Cost $42,891,485)		47,994,444

Secondary Funds - 22.5%
Credit - 5.6%
AG DLI IV (Unlevered), LP1,2,4	Private Credit Secondary	12,360,866
BRCE SPV I, LLC[1,3,4]	Private Credit Secondary	174,336
Brightwood U.S. Credit Fund, LP1,2,5	Private Credit Secondary	1,085,308
CCS Co-Investment Vehicle I, LP1,2,4,5	Private Credit Secondary	4,811,671
CCS Co-Investment Vehicle 2 (Feeder), LP1,3,4,5	Private Credit Secondary	5,525,379
Coller Capital CBL Fund II1,3,4	Private Credit Secondary	2,419,182
Coller Credit Opportunities I - Annex I, SLP[1,2]	Private Credit Secondary	2,774,237
CRG Partners III - Parallel Fund (A), LP1,2,4	Private Credit Secondary	2,986,521
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP1,2,4	Private Credit Secondary	5,383,032
		37,520,532

Equity - 16.9%
Adams Street 2009 Direct Fund, LP1,2,4	Private Equity Secondary	16,398
Adams Street 2010 Direct Fund, LP1,2,4	Private Equity Secondary	25,729
Adams Street 2011 Direct Fund, LP1,2,4	Private Equity Secondary	36,393
Adams Street 2011 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	118,459
Adams Street 2011 U.S. Fund, LP1,2,4	Private Equity Secondary	223,610
Adams Street 2013 Global Fund, LP1,2,4	Private Equity Secondary	1,535,866
Adams Street 2014 Global Fund, LP1,2,4	Private Equity Secondary	888,032
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	61,459
Adams Street Partnership Fund 2009 U.S. Fund, LP1,2,4	Private Equity Secondary	155,092
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	83,736
Adams Street Partnership Fund 2010 U.S. Fund, LP1,2,4	Private Equity Secondary	210,787
Alchemy Special Opportunities Fund II, LP1,2,4	Private Equity Secondary	948,872
Altor Fund IV (No. 1) AB1,2,4	Private Equity Secondary	5,435,298
ASP (Feeder) 2017 Global Fund, LP1,2,4	Private Equity Secondary	1,091,091
Blue Wolf Capital Fund IV, LP1,2,4	Private Equity Secondary	3,354,639
Brentwood Associates Private Equity VI, LP1,2,4	Private Equity Secondary	3,515,817
Coller International Partners VI Feeder Fund, LP - Class A1,2,4	Private Equity Secondary	429,020
Coller International Partners VII Feeder Fund, LP - Series B1,2,4	Private Equity Secondary	1,273,526
Crown Secondaries Special Opportunities II, S.C.S.[1,2,4]	Private Equity Secondary	8,480,206
Crown Secondaries Special Opportunities II B, S.C.S.[1,2,4]	Private Equity Secondary	3,344,099
Forrest Holdings I, LP - Class A1,2,4	Private Equity Secondary	735
Forrest Holdings I, LP - Class B1,2,4	Private Equity Secondary	10,288
Gasherbrum Fund II, LP1,2,4	Private Equity Secondary	8,262,414
Global Infrastructure Partners II-C, LP1,2,4	Private Equity Secondary	501,146
Graphite Capital Partners VIII D, LP1,2,4	Private Equity Secondary	3,309,008
ICG Europe Fund V Investor Feeder Limited Partnership[1,2,4]	Private Equity Secondary	604,923
ICG Europe Fund VII Feeder SCSp[1,2,4]	Private Equity Secondary	9,256,520
ICG Ludgate Hill IV-A Leopard, LP1,2,4	Private Equity Secondary	5,226,037
KH Aggregator, LP1,2,4	Private Equity Secondary	3,930,990
Leeds Equity Partners VI, LP1,2,4	Private Equity Secondary	3,397,393
Leeds Equity Partners VII-A, LP1,2,4	Private Equity Secondary	4,409,830
Onex Fund V, LP1,2,4	Private Equity Secondary	7,949,944
Overbay Capital Partners 2023 Fund Aggregator, LP1,3,4,5	Private Equity Secondary	10,786,687
Overbay Fund XIV (AIV III), LP1,2,4	Private Equity Secondary	1,012,150
Overbay Fund XIV Offshore (AIV), LP1,2,4,5	Private Equity Secondary	2,594,253
Porcupine Holdings, LP - Class A1,2,4	Private Equity Secondary	2,674,356
Porcupine Holdings, LP - Class B1,2,4	Private Equity Secondary	1,642,878
Resolute Fund IV, LP1,2,4	Private Equity Secondary	6,191,386
Resolute III Continuation Fund, LP1,2,4	Private Equity Secondary	9,263,887
SEP Hamilton, LP1,3,4,7	Private Equity Secondary	1,206,119
		113,459,073
Total Secondary Funds (Cost $111,765,942)		150,979,605

Total Private Investments (Cost $422,550,361)		568,523,676

Short-Term Investments - 9.6%
Goldman Sachs Financial Square Government Fund - Institutional Class, 4.31%, shares 17,964,208[8]	17,964,208
UMB Money Market Fiduciary, 0.01%, shares 26,379,014[8,9]	26,379,014
UMB Money Market Special, 4.19%, shares 19,936,751[8,9]	19,936,751
Total Short-Term Investments (Cost $64,279,973)	64,279,973

Total Investments (Cost $486,830,334) - 94.5%	$632,803,649
Other assets in excess of liabilities - 5.5%	36,612,157
Net Assets - 100%	$669,415,806

CSA - Credit Spread Adjustment

EUR - European Union Currency (Euro)

EurlBOR3M - Three Month Euribor Rate

GBP - Great Britain Pound

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Payment In Kind

RAIF - Reserved Alternative Investment Fund

SCSp - Special Limited Partnership

SLP - Special Limited Partnership

SOFR1M - One Month Average Secured Overnight Financing Rate

SOFR3M - Three Month Average Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

[1]	Restricted security. The total value of these securities is $568,523,676, which represents 84.9% of total net assets of the Fund. Please refer to the Restricted Securities in the Notes to the Consolidated Schedule of Investments.
[2]	Investment is valued using the Fund's pro rata net asset value (or its equivalent) as a practical expedient.
[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $110,469,407, which represents 16.5% of total net assets of the Fund.
[4]	Non-income producing.
[5]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[6]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Reverb, Ltd.
[7]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Spartan I, LLC.
[8]	Rate disclosed represents the seven day yield as of the Fund's period end.
[9]	The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On December 31, 2024, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy	Sell		Value	Unrealized Appreciation
March 31, 2025	Bannockburn Global Forex, LLC	USD	EUR	$15,653,535	EUR	15,000,000	$15,591,533	$62,002
								$62,002

Bow River Capital Evergreen Fund

Consolidated Summary of Investments

December 31, 2024 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	62.7%
Global	9.2%
Europe	13.0%
Total Private Investments	84.9%
Short-Term Investments	9.6%
Total Investments	94.5%
Other assets in excess of liabilities	5.5%
Net Assets	100.0%

See accompanying Notes to the Consolidated Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the CONSOLIDATED schedule of investments

DECEMBER 31, 2024 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on December 31, 2024 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,414,533	0.4%
Adams Street 2009 Direct Fund, LP	April 1, 2022	21,214	16,398	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	22,845	25,729	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	39,065	36,393	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	77,538	118,459	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	146,264	223,610	0.0%
Adams Street 2013 Global Fund, LP	April 1, 2022	1,196,402	1,535,866	0.2%
Adams Street 2014 Global Fund, LP	April 1, 2022	645,656	888,032	0.1%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	46,037	61,459	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	139,192	155,092	0.0%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	60,262	83,736	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	157,985	210,787	0.0%
AG DLI IV (Unlevered), LP	April 28, 2023	9,343,544	12,360,866	1.9%
Alchemy Special Opportunities Fund II, LP	April 4, 2024	701,979	948,872	0.1%
Alpine Investors Iceman CV[-A], LP	October 20, 2023	7,241,374	8,981,069	1.3%
Altor Fund IV (No. 1) AB	August 12, 2022	6,133,168	5,435,298	0.8%
AP DSB Co-Invest II, LP	July 30, 2021	4,001	3,082	0.0%
AP DSB Co-Invest II, LP	July 30, 2021	1,797,073	4,183,055	0.6%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	866,360	1,165,275	0.2%
Ashgrove Specialty Lending Fund II	August 30, 2024	309,583	226,971	0.0%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	728,441	1,091,091	0.2%
Avista Capital Partners V, LP	March 16, 2021	3,891,948	5,523,578	0.8%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,460,680	2,470,784	0.4%
Blue Wolf Capital Fund IV, LP	December 31, 2024	2,699,746	3,354,639	0.5%
BRCE SPV I, LLC	May 22, 2020	210,030	174,336	0.0%
Brentwood Associates Private Equity VI, LP	December 31, 2024	2,293,949	3,515,817	0.5%
Brightwood U.S. Credit Fund, LP	September 13, 2024	259,688	1,085,308	0.2%
Butterfly Nourish Co-Invest, LP	February 3, 2023	3,434,753	7,673,032	1.2%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,062,822	5,703,935	0.9%
BW Phoenix Co-Invest, LP	February 9, 2024	7,059,621	7,134,400	1.1%
Capital Dynamics Global Secondaries VI, LP	December 27, 2024	446,730	529,408	0.1%
Carlyle Riser Co-Investment, LP	November 11, 2022	2,492,048	4,932,454	0.7%
CCS Co-Investment Vehicle I, LP	March 29, 2024	3,386,923	4,811,671	0.7%
CCS Co-Investment Vehicle 2 (Feeder), LP	December 20, 2024	5,529,379	5,525,379	0.8%
CL-EA Co-Investment Opportunities I, LP	June 14, 2024	5,043,423	5,552,431	0.8%
Coller Capital CBL Fund II	October 11, 2024	1,717,524	2,419,182	0.4%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	1,730,267	2,774,237	0.4%
Coller Credit Opportunities I - B, LP	January 5, 2022	2,935,478	3,889,608	0.6%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	15,644	429,020	0.1%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	-	1,273,526	0.2%
Constellation 2022, LP	August 12, 2022	1,318,780	3,418,997	0.5%
Corsair Amore Investors, LP	May 27, 2022	5,833,426	5,058,261	0.8%
Corsair Blade IV (Luxembourg) S.a.r.l.	April 12, 2024	4,341,275	4,174,106	0.6%
Coyote 2021, LP	March 29, 2021	2,615,483	7,265,844	1.1%
CRG Partners III - Parallel Fund (A), LP	December 31, 2022	1,876,669	2,986,521	0.4%
Crown Secondaries Special Opportunities II B, S.C.S.	September 26, 2024	2,784,178	3,344,099	0.5%
Crown Secondaries Special Opportunities II, S.C.S.	September 26, 2024	7,177,816	8,480,206	1.3%
Digital Alpha Solutions Fund, LP	October 28, 2022	2,680,823	4,509,542	0.7%
DSG Group Holdings, LP	September 9, 2022	5,585,674	8,599,625	1.3%
Eagle Point SRT Co-Invest I, LP	October 18, 2024	6,781,419	6,470,649	1.0%

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Enak Aggregator, LP	January 18, 2022	2,861,507	3,503,379	0.5%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	-	1,303,688	0.2%
Ethos Capital Investments, LP	August 16, 2023	2,224,249	3,617,677	0.5%
Falcon Co-Investment Partners, LP	January 26, 2022	2,996,418	2,965,742	0.4%
FFL Capital Partners V, LP	June 16, 2022	5,269,683	7,268,228	1.1%
Forrest Holdings I, LP - Class A	March 17, 2021	-	735	0.0%
Forrest Holdings I, LP - Class B	March 17, 2021	-	10,288	0.0%
Gasherbrum Fund II, LP	May 30, 2024	6,359,703	8,262,414	1.2%
Global Infrastructure Partners II-C, LP	January 14, 2022	-	501,146	0.1%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,711,359	3,744,919	0.6%
Graphite Capital Partners VIII D, LP	June 30, 2020	-	3,309,008	0.5%
Gridiron Capital Fund V, LP	November 27, 2023	3,002,776	3,158,027	0.5%
Hg Vega Co-Invest, LP	May 10, 2024	7,016,708	8,746,544	1.3%
ICG Europe Fund V Investor Feeder Limited Partnership	April 4, 2024	454,501	604,923	0.1%
ICG Europe Fund VII Feeder SCSp	April 4, 2024	6,311,167	9,256,520	1.4%
ICG LP Secondaries Fund I, LP	July 31, 2023	1,088,584	1,551,188	0.2%
ICG Ludgate Hill IV-A Leopard, LP	July 31, 2023	3,610,925	5,226,037	0.8%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,423,643	0.4%
IvyRehab Holdings, LLC	August 25, 2023	8,004,000	9,634,073	1.4%
KH Aggregator, LP	November 30, 2020	1,685,189	3,930,990	0.6%
KKR Game Changer Co-Invest, LP	May 30, 2024	6,004,000	8,400,000	1.3%
Leeds Equity Partners VI, LP	December 31, 2024	3,093,753	3,397,393	0.5%
Leeds Equity Partners VII-A, LP	December 31, 2024	4,157,102	4,409,830	0.7%
Lynx EBO Fund I (A), LLC	December 18, 2020	-	64,568	0.0%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	3,897,268	10,215,951	1.5%
OceanSound Partners Co-Invest II, LP - Series E	December 16, 2022	73,529	10,609,044	1.6%
OceanSound Partners Fund II, LP	January 12, 2024	4,312,491	4,921,642	0.7%
OceanSound Partners Fund, LP	December 27, 2021	1,834,767	4,895,236	0.7%
OceanSound SMX Continuation Fund, LP	March 29, 2024	5,478,598	6,737,178	1.0%
Onex Fund V, LP	September 30, 2022	5,908,945	7,949,944	1.2%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	7,172,315	1.1%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	928,980	1,620,756	0.2%
OSP Co-Invest II, LP	January 5, 2024	5,952,971	5,889,069	0.9%
Overbay Capital Partners 2023 Fund Aggregator, LP	September 30, 2024	9,538,740	10,786,687	1.6%
Overbay Fund XIV (AIV III), LP	March 26, 2021	-	1,012,150	0.2%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	-	2,594,253	0.4%
Overbay Fund XIV Offshore, LP	January 22, 2021	470,832	1,358,835	0.2%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	1,386,052	1,200,054	0.2%
Palms Co-Investment Partners, LP	June 3, 2022	3,814,858	4,310,844	0.6%
PARIOU SLP	October 14, 2022	5,063,971	5,392,608	0.8%
Pathstone Family Office, LLC	May 16, 2023	2,953,270	2,788,733	0.4%
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP	July 24, 2023	3,182,871	5,383,032	0.8%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	5,667,792	0.9%
Polaris Newco	June 18, 2021	1,944,555	2,069,547	0.3%
Porcupine Holdings, LP - Class A	December 29, 2021	1,819,526	2,674,356	0.4%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	1,642,878	0.2%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	6,791,177	1.0%

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,751	1,630,003	0.2%
PSC Tiger, LP	September 6, 2024	5,622,313	5,311,077	0.8%
RenaissanceRe Medici Fund, Ltd.	April 28, 2023	4,004,000	5,741,386	0.9%
Resolute Fund IV, LP	December 31, 2024	5,491,620	6,191,386	0.9%
Resolute III Continuation Fund, LP	September 27, 2024	8,058,483	9,263,887	1.4%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	7,004,000	6,705,823	1.0%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	6,004,000	5,433,462	0.8%
SANCY SLP	October 14, 2022	1,706,491	1,592,526	0.2%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	720,800	0.1%
SCPCV-A, LP	March 29, 2024	5,797,711	6,764,759	1.0%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	5,478,358	0.8%
SEP Hamilton, LP	June 30, 2023	941,500	1,206,119	0.2%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,356	445,956	0.1%
Sheridan Capital Partners Fund III, LP	March 31, 2023	2,314,134	3,553,651	0.5%
Silver Lake Strategic Investors VI, LP	June 2, 2023	5,009,232	6,450,059	1.0%
SK Capital Partners VI-A, LP	April 26, 2024	3,817,752	7,520,665	1.1%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,306,707	2,797,588	0.4%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	2,029,463	2,042,715	0.3%
TCV Beat Co., LP	September 27, 2024	7,068,051	6,916,012	1.0%
TKO Fund	November 4, 2022	1,766,343	2,818,905	0.4%
TPG IX Evergreen Cl 1, LP	November 22, 2023	7,363,677	10,430,228	1.6%
Truelink Alpine, LP	July 31, 2024	4,160,667	4,161,810	0.6%
Truelink Capital Fund I-A, LP	July 31, 2024	4,976,318	6,117,599	0.9%
Valeas Capital Partners Fund I, LP	October 31, 2024	6,777,219	9,841,741	1.5%
VCF Compass Co-Investor Holdings, LP	April 25, 2024	6,004,000	5,999,861	0.9%
VCPF III Co-Invest 1-A, LP	May 13, 2021	1,957,254	2,577,219	0.4%
Veregy Parent, LLC	November 3, 2020	3,005,300	5,911,945	0.9%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	7,550,780	1.1%
Voleon Composition International Fund	February 29, 2024	10,004,000	11,136,990	1.7%
Voloridge Fund, LP	November 1, 2020	5,670,000	6,517,814	1.0%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	265,814	18,501	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,463,309	2,629,414	0.4%
WestCap Strategic Operator Fund II, LP	July 31, 2021	5,336,268	5,908,872	0.9%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,313,270	7,649,643	1.1%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,301,234	3,539,683	0.5%
Whitehorse Liquidity Partners V, LP	February 24, 2022	3,171,236	3,899,972	0.6%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,607	3,771,189	0.6%
WP Gateway Co-Invest, LP	October 2, 2023	-	53,969	0.0%
Yorkville Partners, LP	November 18, 2024	10,004,000	10,000,000	1.5%
		$422,550,361	$568,523,676	84.9%